Insurance proceeds	6 Months Ended
Jun. 30, 2025
Insurance proceeds
Insurance proceeds

5)Insurance proceeds

Insurance claims for property damage for recoveries up to the amount of loss recognized are recorded when the claims submitted to insurance carriers are probable of recovery. Claims for property damage in excess of the loss recognized and for loss of hire are recognized when the proceeds are received. As of June 30, 2025, and December 31, 2024, the Partnership had open insurance claims for hull and machinery recoveries of $0.1 million and $nil, respectively, which were recorded as part of Other Current Assets. See Note 18(b)—Other Current Assets.

Loss of hire proceeds of $0.6 million for the three and six months ended June 30, 2025, related to the Live Knutsen, and were recognized as a component of total revenues, since the day rates are recovered under terms of the policy.

Loss of hire proceeds of $0.1 million for the three and six months ended June 30, 2024, related to the Brasil Knutsen, and were recognized as a component of total revenues, since the day rates are recovered under terms of the policy.